Pensions and Post Retirement Benefits - Pension and Post Retirement Expenses Recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Employee benefits	$ 448.5	$ 412.8
Defined benefit pension plans
Disclosure of defined benefit plans [line items]
Defined benefit plan expense	18.8	26.8
Defined contribution pension plan expense	53.1	50.3
Employee benefits	80.3	86.8
Post retirement benefit plans
Disclosure of defined benefit plans [line items]
Defined benefit plan expense	$ 8.4	$ 9.7